Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Gabelli Financial Services Opportunities ETF
Prospectus [Line Items]
Annual Return [Percent]	3.55%	44.59%	38.83%
Gabelli Growth Innovators ETF
Prospectus [Line Items]
Annual Return [Percent]	18.13%	41.83%	42.16%	(43.86%)
Gabelli Love Our Planet & People ETF
Prospectus [Line Items]
Annual Return [Percent]	22.30%	9.95%	4.85%	(15.08%)
Gabelli Global Technology Leaders ETF
Prospectus [Line Items]
Annual Return [Percent]	19.78%	10.99%	18.23%
Gabelli Commercial Aerospace and Defense ETF
Prospectus [Line Items]
Annual Return [Percent]	39.34%	22.24%	14.14%